Global Real Estate Portfolio (Prospectus Summary) | Global Real Estate Portfolio
Global Real Estate Portfolio
Objective
The Portfolio seeks to provide current income and capital appreciation.
Fees and Expenses of the Portfolio (Class II)
The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating
Expenses would be higher.
Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Global Real Estate Portfolio Class II
Advisory Fees		0.85%
Distribution (12b-1) Fee		0.35%
Other Expenses		0.47%
Total Annual Portfolio Operating Expenses	[1]	1.67%
Fee Waiver and/or Expense Reimbursement	[1]	0.27%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to the Portfolio's "Distributor," Morgan Stanley Distribution, Inc.), will not exceed 1.40%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Real Estate Portfolio Class II	143	443	766	1,680

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Adviser and the Portfolio's sub-advisers, Morgan Stanley Investment
Management Limited and Morgan Stanley Investment Management Company (the
"Sub-Advisers," and together with the Adviser, the "Advisers"), seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside the United
States ("foreign real estate companies"). The Portfolio will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Portfolio's equity investments may include convertible securities.

The Advisers actively manage the Portfolio using a combination of top-down and bottom-up methodologies. The Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country. The Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the investment universe.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs and foreign real estate companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.
Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and to events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• REITs, REOCs and Foreign Real Estate Companies. Investing in REITs, REOCs and
foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated.
The Portfolio will invest primarily in equity REITs and similar non-U.S.
entities. Operating REITs and foreign real estate companies requires specialized management skills and the Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. Individual REITs and similar non-U.S.
entities may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio's investments may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the
Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
II shares year-by-year and by showing how the Portfolios's Class II shares'
average annual returns for the past one and five year periods and since the
Portfolio's inception compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.
Annual Total Returns--Calendar Years (Class II) Commenced operations on April 28, 2006

High 04/09 - 06/09 38.62% Quarter Low Quarter 10/08 - 12/08 -28.91%
Average Annual Total Return (Class II) (for the calendar periods ended December 31, 2011)
Average Annual Total Returns Global Real Estate Portfolio	Class II	FTSE EPRA/NAREIT Developed Real Estate Index- Net Total Return to U.S. Investors		MSCI World Index
Average Annual Returns, Label	Global Real Estate Portfolio	FTSE EPRA/NAREIT Developed Real Estate Index- Net Total Return to U.S. Investors	[1]	MSCI World Index	[2]
Average Annual Returns, 1 Year	(10.15%)	(6.00%)		(5.54%)
Average Annual Returns, 5 Years	(4.57%)	(5.46%)		(2.37%)
Average Annual Returns, Since Inception	(0.45%)	(0.95%)		(0.54%)
Average Annual Returns, Inception Date	Apr. 28, 2006	Apr. 28, 2006		Apr. 28, 2006
[1]	The FTSE EPRA/NAREIT Developed Real Estate Index-Net Total Return to U.S. Investors is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. Investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index. It is not possible to invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 24 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.